Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
14	INVENTORIES
At December 31, this account comprises:

	2018	2019
Land	230,689	183,218
Work in progress - Real estate	135,376	158,010
Finished properties	76,027	86,190
Construction materials	27,852	59,879
Merchandise and supplies	53,310	74,959

	523,254	562,256
Impairment of inventories	(9,207)	(9,683)

	514,047	552,573

Land
Land comprises properties, net of impairment and includes properties for the development of the following projects of the subsidiary GyM Viva S.A. As of December 31, 2019, the land impairment provision equals S/5.2 million (S/9.2 million in 2018):

	2018	2019
Lurin (a)	72,080	71,902
San Isidro (b)	49,664	51,285
San Miguel (c)	28,811	—
Nuevo Chimbote (d)	17,262	17,457
Barranco (e)	13,585	14,202
Huancayo (f)	8,282	—
Piura	8,105	11,805
Carabayllo III	14,941	16,567
Others (g)	8,752	—

	221,482	183,218

(a)
Plot of land of 107 hectares that corresponds to Inmobiliaria Almonte S.A.C. and a land 210 hectares that corresponds to Inmobiliaria Almonte 2 S.A.C.; both lands located in the district of Lurin, province of Lima, destined for the purposes of industrial development and public housing.

(b)	Land located on David Samanez Ocampo street N° 140 in San Isidro district where a 15 -story building with 24 apartments and 124 parking lots will be built.
(c)
Regarding the Parques del Mar project located in San Miguel, a traditional multi-family housing condominium with 248 apartments and 185 parking lots is developed. In December 2019, the construction of the condominium began, which is why it is shown in products in process.

(d)	Land located in Chimbote of 11.5 hectares for the development of a real estate social housing project.
(e)	Land located in Paul Harris St. N°332 and N°336 in Barranco district, for the development of a residential building project.
(f)	With respect to the project located in the province of Huancayo, in December 2019, the deliveries of land from the second stage began; That is why the stock of them is shown in finished products.
(g)
With respect to others, it includes the Strip project that delivered commercial premises and was transferred from land to finished products for S/22.9 million, as of December 2019 there is a stock in finished products of S/6.3 million.

Land properties correspond to assets maintained since 2015, for which construction has not yet begun.
The
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ncrease in costs of the year is mainly due to engineering, license paperwork, and other smaller costs. Construction in these land properties is expected to begin in the second half of 2020.
Real estate - work in progress
At December 31, real state work in progress comprises the following projects:

	2018	2019
Los Parques de Comas	69,743	77,757
Los Parques del Callao	46,697	35,549
Los Parques del Mar	—	32,183
Los Parques de Piura	11,066	5,658
Inmobiliaria Pezet 417 S.A.C.	3,563	4,091
Others	4,307	2,772

	135,376	158,010

During 2019 the Group has capitalized financing costs of these construction projects (Note 2.19) amounting to S/3.7 million at annual interest rates between 7% and 12% (S/7.9 million in 2018 at interest rates between 7% and 12%).
Finished properties
At December 31, the balance of finished properties consists of the following investment properties:

	2018	2019
Los Parques de Comas	18,785	37,605
Huancayo	15,546	19,672
Los Parques de Callao	389	10,914
Klimt	5,911	5,978
El Rancho	19,314	2,347
Los Parques de San Martĺn de Porres	4,029	903
Rivera Navarrete	4,053	131
Los Parques de Carabayllo	942	168
Los Parques de Villa El Salvador II	4,277	117
Others	2,781	3,900

	76,027	81,735

As of December 31, 2019, the balance of finished properties is net of an impairment of S/4.5 million.
Construction materials
As of December 31, 2019, the construction materials correspond mainly to projects of the subsidiary GyM S.A. for S/57.4 million (GyM S.A. for S/27.8 million as of December 31, 2018).